State Street My2028 High Yield Corporate Bond ETF N-1A Cover	Feb. 18, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	SSGA Active Trust
Entity Central Index Key	0001516212
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 18, 2026
Prospectus Date	Feb. 19, 2026